Average Annual Total Returns (Vanguard GNMA Fund Participant:)	Vanguard GNMA Fund Vanguard GNMA Fund - Admiral Shares 2/1/2014 - 1/31/2015	Barclays U.S. GNMA Bond Index Vanguard GNMA Fund Vanguard GNMA Fund - Admiral Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.76%	5.97%
Five Years	4.32%	4.11%
Ten Years	4.92%	4.85%